Mar. 29, 2016
UBS Prime Reserves Fund
UBS Prime Reserves Fund

Money Market Funds	Prospectus Supplement

UBS Money Series

UBS Prime Reserves Fund

Supplement to the Prospectus (the “Prospectus”) dated January 11, 2016, as supplemented

March 29, 2016

The Prospectus is hereby supplemented as shown below.

I. Voluntary Management Fee Waiver

Effective through April 30, 2016, UBS Asset Management (Americas) Inc. (“UBS AM”) will voluntarily waive 0.10% of its management fee. UBS AM may voluntarily waive additional fees from time to time. For example, UBS AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS AM would continue any additional voluntary waivers. Waivers may affect the Fund’s performance.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.